JPMORGAN SMARTALLOCATION FUNDS

JPMorgan SmartAllocation Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 31, 2017 to the

Prospectuses and Summary Prospectuses dated July 1, 2016, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan SmartAllocation Income Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey A. Geller	2012	Managing Director
Anne Lester	2012	Managing Director
Michael Schoenhaut	2012	Managing Director
Daniel Oldroyd	2012	Managing Director
Eric J. Bernbaum	2016	Vice President

In addition, the first and second paragraphs in the section titled “Management of the Fund — The Fund Managers” are hereby deleted in their entirety and replaced by the following:

The Fund Managers

The Fund is managed by JPMIM’s Multi-Asset Solutions Group (MAS). The members of the team responsible for management and oversight of the Fund are Jeffrey A. Geller, Anne Lester, Michael Schoenhaut, Daniel Oldroyd and Eric J. Bernbaum. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Schoenhaut and Mr. Oldroyd and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for the Fund, which is comprised of the underlying income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of MAS and has had investment oversight responsibility for the Fund since its inception. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of JPMIM since 1992, a member of MAS since 2000, and a portfolio manager of the Fund since its inception. Mr. Schoenhaut, Managing Director and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Fund since its inception. An employee since 2010 and a portfolio manager of the fund since its inception, Mr. Oldroyd, Managing Director and CFA and CAIA charterholder, is the Head of Target Date Strategies for JPMIM. At the direction of the MAS team, Mr. Bernbaum is responsible for individual security selection within the Fund’s U.S. Fixed Income sub-asset class. Mr. Bernbaum, Vice President and a CFA charterholder, has been an employee of JPMIM since 2008 and a portfolio manager of the Fund since 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

SUP-SAI-PM-117

JPMORGAN SMARTALLOCATION FUNDS

JPMorgan SmartAllocation Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 31, 2017

to the Statement of Additional Information

dated July 1, 2016, as supplemented

Effective immediately, the information in the Statement of Additional Information under the headings “Portfolio Managers—Portfolio Managers’ Other Accounts Managed*” and “Portfolio Managers—Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan SmartAllocation Income Fund (or the “Fund”) will be deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by each portfolio manager as of February 29, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartAllocation Income Fund
Jeffrey A. Geller	29	$56,509,305	34	$21,303,537	5	$5,053,099
Anne Lester	25	51,694,888	30	21,144,353	6	532,175
Michael Schoenhaut	24	49,870,627	36	42,023,812	0	0
Daniel Oldroyd	21	37,057,307	29	20,893,014	6	532,175
Eric J. Bernbaum	26	49,983,208	30	20,970,183	8	20,482,814

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMorgan SmartAllocation Income Fund
Jeffrey A. Geller	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Michael Schoenhaut	0	0	0	0	1	1,602,648
Daniel Oldroyd	0	0	0	0	0	0
Eric J. Bernbaum	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

SUP-SAI-SAI-PM-117

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of February 29, 2016:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan SmartAllocation Income Fund
Jeffrey A. Geller	X
Anne Lester	X
Michael Schoenhaut	X
Daniel Oldroyd	X
Eric J. Bernbaum	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE